STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2021, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	27,451	$10.53
Granted	0	0.00
Exercised	(6,936)	9.21
Forfeited or expired	0	0.00
Outstanding at end of year	20,515	$10.98	1.78 years	$275
Exercisable at end of year	20,515	$10.98	1.78 years	$275

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]

	2021	2020	2019
Total intrinsic value of options exercised	$114	$86	$462
Cash received from exercises	$64	$72	$90
Tax benefit from exercises	$2,229	$1,776	$1,844

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2021		2020		2019
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	763,283	$22.04	530,569	$27.19	462,446	$26.39
Granted	539,020	22.69	503,311	18.62	395,023	26.55
Vested	(386,848)	22.24	(233,828)	26.07	(295,633)	24.94
Forfeited	(75,722)	22.86	(36,769)	23.79	(31,267)	28.63
Nonvested at end of year	839,733	$22.30	763,283	$22.04	530,569	$27.19